Material accounting policies - Additional Information (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Applicable tax rate		34.00%	34.00%	34.00%
Tax expense income at applicable surcharge tax rate		10.00%
Threshold taxable income		R$ 240,000
Income tax expense continuing operations per month		R$ 20,000
Average effective tax rate		(66.10%)	32.80%	34.30%
Pillar Two Model Rules [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Average effective tax rate		15.00%
Minimum [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Tax expense income at applicable social contribution tax rate		9.00%
Maximum [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Tax expense income at applicable social contribution tax rate		30.00%
Boa Vista Servios S.A [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Applicable tax rate	15.00%
Tax expense income at applicable surcharge tax rate	10.00%
Threshold taxable income	R$ 240
Income tax expense continuing operations per month	R$ 20
Minimum percentage of mandatory dividends explanatory	25.00%
Boa Vista Servios S.A [Member] | Pillar Two Model Rules [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Average effective tax rate	15.00%
Boa Vista Servios S.A [Member] | Minimum [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Tax expense income at applicable social contribution tax rate	9.00%
Boa Vista Servios S.A [Member] | Maximum [Member]
Disclosure of Description of Business and Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Tax expense income at applicable social contribution tax rate	30.00%